Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies [Abstract]
Schedule of Sets Forth Our Contractual Obligations	The following table sets forth our contractual obligations as of December 31, 2024:
Lease Commitment
2025	$5,244
Total	$5,244